Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last five completed calendar years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021, 2022, 2023 and 2024 calendar years. Note that compensation for our NEOs other than our principal executive officer (“PEO”) is reported as an average.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(2)	Value of initial fixed $100 Investment based on:		Net Income ($mm)	Comparable Hotel EBITDA ($mm)(4)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
2024	$9,358,847	$5,864,813	$2,655,673	$1,956,017	$63.80	$85.80	$68	$398
2023	$9,128,901	$9,360,617	$2,629,543	$2,712,581	$69.69	$89.79	$77	$402
2022	$8,354,370	$1,305,337	$2,711,175	$1,162,789	$60.86	$72.15	$42	$371
2021	$16,300,593	$12,578,908	$3,921,652	$2,958,736	$79.15	$85.25	$(311)	$203
2020	$6,993,771	$8,012,927	$2,396,123	$2,476,082	$80.19	$74.09	$(409)	$3

(1)
For each fiscal year, our PEO and other NEOs included the individuals indicated in the table below:

	2020	2021	2022	2023	2024
PEO	Ms. Hale	Ms. Hale	Ms. Hale	Ms. Hale	Ms. Hale
Other NEO	Mr. Johnson	Mr. Johnson	Mr. Johnson	Mr. Johnson	Mr. Johnson
Other NEO	Mr. Mahoney	Mr. Mahoney	Mr. Mahoney	Mr. Mahoney	Mr. Mahoney
Other NEO	N/A	N/A	Mr. Bardenett	Mr. Bardenett	Mr. Bardenett
Other NEO	N/A	N/A	N/A	Mr. Perry	Mr. Perry
(2)
Compensation actually paid to our PEO and other NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as follows:

	2020		2021		2022		2023		2024
	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs
Summary Compensation Table Total(a)	$6,993,771	$2,396,123	$16,300,593	$3,921,652	$8,354,370	$2,711,175	$9,128,901	$2,629,543	$9,358,847	$2,655,673
Deduct equity award value reported in the SCT	$(4,782,580)	$(1,314,152)	$(13,904,935)	$(2,782,664)	$(5,801,717)	$(1,499,005)	$(6,510,572)	$(1,517,090)	$(6,889,568)	$(1,550,734)
Add year-end fair value (FV) of awards granted during the FY that remain unvested as of FY end	$6,383,205	$1,753,969	$12,109,960	$2,418,637	$3,856,627	$997,491	$6,435,620	$1,563,706	$5,646,724	$1,270,989
Change in year-end FV of prior year awards remaining unvested at FY end	$(447,801)	$(201,186)	$(2,009,371)	$(625,069)	$(5,344,802)	$(1,110,460)	$(63,330)	$(34,939)	$(2,058,887)	$(407,286)
Change in FV from prior FY end of prior-year awards that vested during FY	$(190,352)	$(186,479)	$39,270	$14,648	$98,371	$29,130	$111,356	$25,809	$(525,204)	$(82,315)
Add dividends or other earnings paid during FY prior to vesting date	$56,684	$27,807	$43,391	$11,532	$142,488	$34,458	$258,642	$45,552	$332,901	$69,690
Total adjustments	$1,019,156	$79,959	$(3,721,685)	$(962,916)	$(7,049,033)	$(1,548,386)	$231,716	$83,038	$(3,494,034)	$(699,656)
Compensation Actually Paid Total	$8,012,927	$2,476,082	$12,578,908	$2,958,736	$1,305,337	$1,162,789	$9,360,617	$2,712,581	$5,864,813	$1,956,017

(a)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vested restricted shares awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting dates and (ii) for market-based performance share units, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended 2024 and prior fiscal years.

(3)
For the relevant fiscal year, represents the cumulative TSR of the Company and of the Dow Jones U.S. Select Real Estate Hotels Index (the “Peer Group TSR”).

(4)
Comparable Hotel Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”) is a non-GAAP measure. Hotel EBITDA is defined as net income or loss excluding: (1) interest expense; (2) income tax benefit or expense; (3) depreciation and amortization expense; (4) certain items considered outside the normal course of operations; (5) corporate-level expenses; and (6) certain non-cash items to provide a more complete understanding of the operating results over which individual hotels and operators have direct control. Comparable Hotel EBITDA adjusts Hotel EBITDA to include the operating results for all hotels owned as of the last day of the reporting period, which includes operating results derived from information provided by the sellers of the hotels for periods prior to our ownership and excludes the operating results from sold hotels that were not owned as of December 31, 2024. The Comparable Hotel EBITDA reported in the prior year for the years 2023, 2022, 2021, and 2020 were $401.4 million, $370.0 million, $202.7 million, and $4.4 million, respectively, and were recast as of December 31, 2024 to reflect the adjustments noted above. The following table provides a reconciliation of GAAP net income (loss) to Comparable Hotel EBITDA for the years ended December 31, 2024, 2023, 2022, 2021 and 2020 (in thousands):

	For the year ended December 31,
	2024	2023	2022	2021	2020
Net income (loss)	$68,191	$76,617	$42,215	$(311,088)	$(408,802)
Depreciation and amortization	179,431	179,103	184,875	187,778	194,168
Interest expense, net	94,044	79,064	88,596	105,370	95,932
Income tax expense	1,599	1,256	1,518	1,188	51,970
Adjustments related to unconsolidated joint ventures(a)	1,390	1,374	1,519	1,633	2,237
EBITDA	344,655	337,414	318,723	(15,119)	(64,495)
Loss (gain) on sale of hotel properties, net	(8,262)	34	(1,017)	2,378	(2,703)
Impairment losses	—	—	—	144,845	—
Impairment losses of unconsolidated joint ventures(b)	—	—	—	—	6,546
EBITDAre	336,393	337,448	317,706	132,104	(60,652)
Transaction costs	320	223	(345)	94	(158)
Pre-opening costs	1,335	1,351	2,258	144	—
Loss (gain) on extinguishment of indebtedness, net	129	169	39	(893)	—
Amortization of share-based compensation	20,804	24,285	21,664	17,054	12,200
Corporate and property-level severance(c)	—	—	—	904	8,653
Derivative (gains) losses in accumulated other comprehensive loss (income) reclassified to earnings(d)	—	—	(5,866)	10,658	—
Other expenses (income)(e)	2,641	996	1,067	1,942	(1,125)
Adjusted EBITDA	361,622	364,472	336,523	162,007	(41,082)
General and administrative(f)	34,000	34,713	34,666	30,472	28,941
Other corporate adjustments(g)	3,133	3,031	(569)	(784)	682
Consolidated Hotel EBITDA	398,755	402,216	370,620	191,695	(11,459)
Comparable adjustments—(income) loss from sold hotels	(1,279)	(2,626)	(3,064)	5,815	18,624
Comparable adjustments-income (loss) from acquired hotels	525	2,551	3,181	5,272	(4,093)
Comparable Hotel EBITDA	$398,001	$402,141	$370,737	$202,782	$3,072
Note:
(a)
Includes our ownership interest in the interest, depreciation, and amortization expense of the unconsolidated joint ventures.

(b)
Includes our ownership interest in the impairment loss of one of our unconsolidated joint ventures.

(c)
The year ended December 31, 2021 includes severance for associates at hotels operating under collective bargaining agreements. The year ended December 31, 2020 includes $6.7 million related to severance for associates at our New York City hotels operating under collective bargaining agreement.

(d)
Reclassification of interest rate swap (gains) losses from accumulated other comprehensive income (loss) to earnings for discontinued interest rate hedges.

(e)
Represents expenses and income outside of the normal course of operations including debt modification costs, legal and other costs, and hurricane-related costs that were not reimbursed by insurance. Other expense for the year ended December 31, 2023 includes one-time management company transition costs. Other income for the year ended December 31, 2020 includes a benefit of $1.8 million due to the reversal of an excess accrued liability related to a labor matter.

(f)
Excludes amortization of share-based compensation costs reflected in Adjusted EBITDA.

(g)
Other corporate adjustments include property-level adjustments and certain revenues and expenses at corporate entities. These items include interest income, amortization of deferred management fees, key money amortization, ground rent amortization, legal fees, revenues and expenses associated with non-hotel properties, income (loss) from unconsolidated entities, internal lease rent expense, and other items.

Company Selected Measure Name	Comparable Hotel EBITDA
Named Executive Officers, Footnote
(1)
For each fiscal year, our PEO and other NEOs included the individuals indicated in the table below:
	2020	2021	2022	2023	2024
PEO	Ms. Hale	Ms. Hale	Ms. Hale	Ms. Hale	Ms. Hale
Other NEO	Mr. Johnson	Mr. Johnson	Mr. Johnson	Mr. Johnson	Mr. Johnson
Other NEO	Mr. Mahoney	Mr. Mahoney	Mr. Mahoney	Mr. Mahoney	Mr. Mahoney
Other NEO	N/A	N/A	Mr. Bardenett	Mr. Bardenett	Mr. Bardenett
Other NEO	N/A	N/A	N/A	Mr. Perry	Mr. Perry

Peer Group Issuers, Footnote	(3) For the relevant fiscal year, represents the cumulative TSR of the Company and of the Dow Jones U.S. Select Real Estate Hotels Index (the “Peer Group TSR”).
PEO Total Compensation Amount	$ 9,358,847	$ 9,128,901	$ 8,354,370	$ 16,300,593	$ 6,993,771
PEO Actually Paid Compensation Amount	$ 5,864,813	9,360,617	1,305,337	12,578,908	8,012,927
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to our PEO and other NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as follows:
	2020		2021		2022		2023		2024
	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs
Summary Compensation Table Total(a)	$6,993,771	$2,396,123	$16,300,593	$3,921,652	$8,354,370	$2,711,175	$9,128,901	$2,629,543	$9,358,847	$2,655,673
Deduct equity award value reported in the SCT	$(4,782,580)	$(1,314,152)	$(13,904,935)	$(2,782,664)	$(5,801,717)	$(1,499,005)	$(6,510,572)	$(1,517,090)	$(6,889,568)	$(1,550,734)
Add year-end fair value (FV) of awards granted during the FY that remain unvested as of FY end	$6,383,205	$1,753,969	$12,109,960	$2,418,637	$3,856,627	$997,491	$6,435,620	$1,563,706	$5,646,724	$1,270,989
Change in year-end FV of prior year awards remaining unvested at FY end	$(447,801)	$(201,186)	$(2,009,371)	$(625,069)	$(5,344,802)	$(1,110,460)	$(63,330)	$(34,939)	$(2,058,887)	$(407,286)
Change in FV from prior FY end of prior-year awards that vested during FY	$(190,352)	$(186,479)	$39,270	$14,648	$98,371	$29,130	$111,356	$25,809	$(525,204)	$(82,315)
Add dividends or other earnings paid during FY prior to vesting date	$56,684	$27,807	$43,391	$11,532	$142,488	$34,458	$258,642	$45,552	$332,901	$69,690
Total adjustments	$1,019,156	$79,959	$(3,721,685)	$(962,916)	$(7,049,033)	$(1,548,386)	$231,716	$83,038	$(3,494,034)	$(699,656)
Compensation Actually Paid Total	$8,012,927	$2,476,082	$12,578,908	$2,958,736	$1,305,337	$1,162,789	$9,360,617	$2,712,581	$5,864,813	$1,956,017
(a)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vested restricted shares awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting dates and (ii) for market-based performance share units, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended 2024 and prior fiscal years.

Non-PEO NEO Average Total Compensation Amount	$ 2,655,673	2,629,543	2,711,175	3,921,652	2,396,123
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,956,017	2,712,581	1,162,789	2,958,736	2,476,082
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation actually paid to our PEO and other NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as follows:
	2020		2021		2022		2023		2024
	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs
Summary Compensation Table Total(a)	$6,993,771	$2,396,123	$16,300,593	$3,921,652	$8,354,370	$2,711,175	$9,128,901	$2,629,543	$9,358,847	$2,655,673
Deduct equity award value reported in the SCT	$(4,782,580)	$(1,314,152)	$(13,904,935)	$(2,782,664)	$(5,801,717)	$(1,499,005)	$(6,510,572)	$(1,517,090)	$(6,889,568)	$(1,550,734)
Add year-end fair value (FV) of awards granted during the FY that remain unvested as of FY end	$6,383,205	$1,753,969	$12,109,960	$2,418,637	$3,856,627	$997,491	$6,435,620	$1,563,706	$5,646,724	$1,270,989
Change in year-end FV of prior year awards remaining unvested at FY end	$(447,801)	$(201,186)	$(2,009,371)	$(625,069)	$(5,344,802)	$(1,110,460)	$(63,330)	$(34,939)	$(2,058,887)	$(407,286)
Change in FV from prior FY end of prior-year awards that vested during FY	$(190,352)	$(186,479)	$39,270	$14,648	$98,371	$29,130	$111,356	$25,809	$(525,204)	$(82,315)
Add dividends or other earnings paid during FY prior to vesting date	$56,684	$27,807	$43,391	$11,532	$142,488	$34,458	$258,642	$45,552	$332,901	$69,690
Total adjustments	$1,019,156	$79,959	$(3,721,685)	$(962,916)	$(7,049,033)	$(1,548,386)	$231,716	$83,038	$(3,494,034)	$(699,656)
Compensation Actually Paid Total	$8,012,927	$2,476,082	$12,578,908	$2,958,736	$1,305,337	$1,162,789	$9,360,617	$2,712,581	$5,864,813	$1,956,017
(a)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vested restricted shares awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting dates and (ii) for market-based performance share units, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended 2024 and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Pay Versus Performance Tabular List
The following performance measures represent the most important financial measures used by us to link compensation actually paid to our PEO and other NEOs for the fiscal year ended December 31, 2024:
•
Comparable Hotel EBITDA;

Revenue Per Available Room (“RevPAR”); and

Total Shareholder Return

Total Shareholder Return Amount	$ 63.8	69.69	60.86	79.15	80.19
Peer Group Total Shareholder Return Amount	85.8	89.79	72.15	85.25	74.09
Net Income (Loss)	$ 68,000,000	$ 77,000,000	$ 42,000,000	$ (311,000,000)	$ (409,000,000)
Company Selected Measure Amount	398	402	371	203	3
PEO Name	Ms. Hale
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 68,191	$ 76,617	$ 42,215	$ (311,088)	$ (408,802)
Depreciation, Depletion and Amortization	179,431	179,103	184,875	187,778	194,168
Interest Income (Expense), Operating	94,044	79,064	88,596	105,370	95,932
Income Tax Expense (Benefit)	1,599	1,256	1,518	1,188	51,970
Adjustments Related To Equity Method Investments	1,390	1,374	1,519	1,633	2,237
Earnings Before Interest, Taxes, Depreciation And Amortization	344,655	337,414	318,723	(15,119)	(64,495)
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	(8,262)	34	(1,017)	2,378	(2,703)
Impairment of Real Estate				144,845
Impairment (Losses) from Equity Method Investments					6,546
Earnings Before Interest, Taxes, Depreciation and Amortization for Real Estate	336,393	337,448	317,706	132,104	(60,652)
Business Combination, Acquisition Related Costs	320	223	(345)	94	(158)
Pre-Opening Costs	1,335	1,351	2,258	144
Gain (Loss) on Extinguishment of Debt	129	169	39	(893)
Share-Based Payment Arrangement, Noncash Expense	20,804	24,285	21,664	17,054	12,200
Corporate and property-level severance				904	8,653
Other Comprehensive Income (Loss), Cash Flow Hedge, Reclassification for Discontinuance, before Tax			(5,866)	10,658
Other Nonoperating Income (Expense)	2,641	996	1,067	1,942	(1,125)
Adjusted Earnings Before Interest, Taxes, Depreciation And Amortization	361,622	364,472	336,523	162,007	(41,082)
General and Administrative Expense	34,000	34,713	34,666	30,472	28,941
Other Corporate Adjustments	3,133	3,031	(569)	(784)	682
Consolidated Earnings Before Interest, Taxes, Depreciation And Amortization	398,755	402,216	370,620	191,695	(11,459)
Comparable Adjustments-(Income) Loss from Sold Hotels	(1,279)	(2,626)	(3,064)	5,815	18,624
Comparable Adjustments-Income (Loss) from Acquired Hotels	525	2,551	3,181	5,272	(4,093)
Comparable Earnings Before Interest, Taxes, Depreciation And Amortization	$ 398,001	402,141	370,737	202,782	3,072
Severance for Associates Under Collective Bargaining Agreement					6,700,000
Other Income					1,800,000
Measure:: 1
Pay vs Performance Disclosure
Name	Comparable Hotel EBITDA
Non-GAAP Measure Description
(4)
Comparable Hotel Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”) is a non-GAAP measure. Hotel EBITDA is defined as net income or loss excluding: (1) interest expense; (2) income tax benefit or expense; (3) depreciation and amortization expense; (4) certain items considered outside the normal course of operations; (5) corporate-level expenses; and (6) certain non-cash items to provide a more complete understanding of the operating results over which individual hotels and operators have direct control. Comparable Hotel EBITDA adjusts Hotel EBITDA to include the operating results for all hotels owned as of the last day of the reporting period, which includes operating results derived from information provided by the sellers of the hotels for periods prior to our ownership and excludes the operating results from sold hotels that were not owned as of December 31, 2024. The Comparable Hotel EBITDA reported in the prior year for the years 2023, 2022, 2021, and 2020 were $401.4 million, $370.0 million, $202.7 million, and $4.4 million, respectively, and were recast as of December 31, 2024 to reflect the adjustments noted above. The following table provides a reconciliation of GAAP net income (loss) to Comparable Hotel EBITDA for the years ended December 31, 2024, 2023, 2022, 2021 and 2020 (in thousands):

	For the year ended December 31,
	2024	2023	2022	2021	2020
Net income (loss)	$68,191	$76,617	$42,215	$(311,088)	$(408,802)
Depreciation and amortization	179,431	179,103	184,875	187,778	194,168
Interest expense, net	94,044	79,064	88,596	105,370	95,932
Income tax expense	1,599	1,256	1,518	1,188	51,970
Adjustments related to unconsolidated joint ventures(a)	1,390	1,374	1,519	1,633	2,237
EBITDA	344,655	337,414	318,723	(15,119)	(64,495)
Loss (gain) on sale of hotel properties, net	(8,262)	34	(1,017)	2,378	(2,703)
Impairment losses	—	—	—	144,845	—
Impairment losses of unconsolidated joint ventures(b)	—	—	—	—	6,546
EBITDAre	336,393	337,448	317,706	132,104	(60,652)
Transaction costs	320	223	(345)	94	(158)
Pre-opening costs	1,335	1,351	2,258	144	—
Loss (gain) on extinguishment of indebtedness, net	129	169	39	(893)	—
Amortization of share-based compensation	20,804	24,285	21,664	17,054	12,200
Corporate and property-level severance(c)	—	—	—	904	8,653
Derivative (gains) losses in accumulated other comprehensive loss (income) reclassified to earnings(d)	—	—	(5,866)	10,658	—
Other expenses (income)(e)	2,641	996	1,067	1,942	(1,125)
Adjusted EBITDA	361,622	364,472	336,523	162,007	(41,082)
General and administrative(f)	34,000	34,713	34,666	30,472	28,941
Other corporate adjustments(g)	3,133	3,031	(569)	(784)	682
Consolidated Hotel EBITDA	398,755	402,216	370,620	191,695	(11,459)
Comparable adjustments—(income) loss from sold hotels	(1,279)	(2,626)	(3,064)	5,815	18,624
Comparable adjustments-income (loss) from acquired hotels	525	2,551	3,181	5,272	(4,093)
Comparable Hotel EBITDA	$398,001	$402,141	$370,737	$202,782	$3,072
Note:
(a)
Includes our ownership interest in the interest, depreciation, and amortization expense of the unconsolidated joint ventures.

(b)
Includes our ownership interest in the impairment loss of one of our unconsolidated joint ventures.

(c)
The year ended December 31, 2021 includes severance for associates at hotels operating under collective bargaining agreements. The year ended December 31, 2020 includes $6.7 million related to severance for associates at our New York City hotels operating under collective bargaining agreement.

(d)
Reclassification of interest rate swap (gains) losses from accumulated other comprehensive income (loss) to earnings for discontinued interest rate hedges.

(e)
Represents expenses and income outside of the normal course of operations including debt modification costs, legal and other costs, and hurricane-related costs that were not reimbursed by insurance. Other expense for the year ended December 31, 2023 includes one-time management company transition costs. Other income for the year ended December 31, 2020 includes a benefit of $1.8 million due to the reversal of an excess accrued liability related to a labor matter.

(f)
Excludes amortization of share-based compensation costs reflected in Adjusted EBITDA.

(g)
Other corporate adjustments include property-level adjustments and certain revenues and expenses at corporate entities. These items include interest income, amortization of deferred management fees, key money amortization, ground rent amortization, legal fees, revenues and expenses associated with non-hotel properties, income (loss) from unconsolidated entities, internal lease rent expense, and other items.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Per Available Room (“RevPAR”)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,494,034)	231,716	(7,049,033)	(3,721,685)	1,019,156
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,889,568)	(6,510,572)	(5,801,717)	(13,904,935)	(4,782,580)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,646,724	6,435,620	3,856,627	12,109,960	6,383,205
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,058,887)	(63,330)	(5,344,802)	(2,009,371)	(447,801)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	332,901	258,642	142,488	43,391	56,684
PEO | Change in fair value as of vesting date of prior year awards vested during current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(525,204)	111,356	98,371	39,270	(190,352)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(699,656)	83,038	(1,548,386)	(962,916)	79,959
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,550,734)	(1,517,090)	(1,499,005)	(2,782,664)	(1,314,152)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,270,989	1,563,706	997,491	2,418,637	1,753,969
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(407,286)	(34,939)	(1,110,460)	(625,069)	(201,186)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,690	45,552	34,458	11,532	27,807
Non-PEO NEO | Change in fair value as of vesting date of prior year awards vested during current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (82,315)	$ 25,809	$ 29,130	$ 14,648	$ (186,479)